Subsequent Events - Schedule of Unaudited Pro Forma Shareholders’ Equity (Parentheticals) (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	6,839,600	6,839,600
Ordinary shares, shares outstanding	6,839,600	6,839,600
Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)
Ordinary shares, shares authorized
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class A Ordinary Shares [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class A Ordinary Shares [Member] | Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized	4,997,909,000
Ordinary shares, shares issued	4,748,600
Ordinary shares, shares outstanding	4,748,600
Class B Ordinary Shares [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares [Member] | Pro Forma [Member]
Schedule of Unaudited Pro Forma Shareholders’ Equity [Line Items]
Ordinary shares, Par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized	2,091,000
Ordinary shares, shares issued	2,091,000
Ordinary shares, shares outstanding	2,091,000